Annual Fund Operating Expenses	Sep. 30, 2025
Amplify AI Powered Equity ETF | Amplify AI Powered Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Amplify Bloomberg AI Value Chain ETF | Amplify Bloomberg AI Value Chain ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Amplify Travel Tech ETF | Amplify Travel Tech ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Amplify Bitcoin Max Income Covered Call ETF | Amplify Bitcoin Max Income Covered Call ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.00%	[2]
Expenses (as a percentage of Assets)	0.65%
Amplify Lithium & Battery Technology ETF | Amplify Lithium & Battery Technology ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Amplify Bitcoin 2% Monthly Option Income ETF | Amplify Bitcoin 2% Monthly Option Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.00%	[4]
Expenses (as a percentage of Assets)	0.65%
Amplify Blockchain Technology ETF | Amplify Blockchain Technology ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.70%
Amplify Seymour Cannabis ETF | Amplify Seymour Cannabis ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.33%)	[5]
Net Expenses (as a percentage of Assets)	0.76%
Amplify Cash Flow Dividend Leaders ETF | Amplify Cash Flow Dividend Leaders ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%
Fee Waiver or Reimbursement	(0.20%)	[6]
Net Expenses (as a percentage of Assets)	0.19%
Amplify CWP Enhanced Dividend Income ETF | Amplify CWP Enhanced Dividend Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[7]
Expenses (as a percentage of Assets)	0.56%
Amplify Etho Climate Leadership U.S. ETF | Amplify Etho Climate Leadership U.S. ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
Amplify Video Game Leaders ETF | Amplify Video Game Leaders ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Amplify Cybersecurity ETF | Amplify Cybersecurity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Amplify COWS Covered Call ETF | Amplify COWS Covered Call ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.65%
Amplify Online Retail ETF | Amplify Online Retail ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Amplify CWP International Enhanced Dividend Income ETF | Amplify CWP International Enhanced Dividend Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.65%
Amplify Digital Payments ETF | Amplify Digital Payments ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Amplify BlackSwan ISWN ETF | Amplify BlackSwan ISWN ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Amplify BlueStar Israel Technology ETF | Amplify BlueStar Israel Technology ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
Amplify Alternative Harvest ETF | Amplify Alternative Harvest ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.37%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.37%)	[9]
Net Expenses (as a percentage of Assets)	0.75%
Amplify CWP Growth & Income ETF | Amplify CWP Growth & Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.56%
Amplify Junior Silver Miners ETF | Amplify Junior Silver Miners ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Amplify SILJ Covered Call ETF | Amplify SILJ Covered Call ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Acquired Fund Fees and Expenses	0.01%	[11]
Expenses (as a percentage of Assets)	0.76%
Amplify Small-Mid Cap Equity ETF | Amplify Small-Mid Cap Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%
Amplify Samsung SOFR ETF | Amplify Samsung SOFR ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
Amplify BlackSwan Growth & Treasury Core ETF | Amplify BlackSwan Growth & Treasury Core ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Amplify Weight Loss Drug & Treatment ETF | Amplify Weight Loss Drug & Treatment ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Amplify TLT U.S. Treasury 12% Option Income ETF | Amplify TLT U.S. Treasury 12% Option Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	0.39%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Amplify Samsung U.S. Natural Gas Infrastructure ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[12]
Expenses (as a percentage of Assets)	0.59%
Amplify CEF High Income ETF | Amplify CEF High Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	2.73%
Expenses (as a percentage of Assets)	3.23%

[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[3]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.
[4]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year.
[5]	Pursuant to an agreement with the Fund, Amplify Investments LLC has agreed to reduce its management fee and effectively reimburse any fees incurred by the Fund in an amount that limits the Fund’s “Total Annual Fund Operating Expenses” (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, distribution and service fees payable pursuant to a Rule 12b-1 plan, acquired fund fees and expenses, and other extraordinary expenses) to not more than 0.75% of the daily net assets of the Fund until March 1, 2027. In addition, pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the Adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap.
[6]	Pursuant to an agreement with the Fund, Amplify Investments LLC has agreed to waive its management fees so that the Fund’s total annual operating expenses will not exceed 0.19% of assets under management, for assets up to $100 million, through January 28, 2027. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees on behalf of the Fund.
[7]	Acquired Fund Fees and Expenses have been restated to reflect amounts the Fund intends to incur for the 2026 fiscal year.
[8]	“Other Expenses” include Acquired Fund Fees and Expenses (“AFFE”) that did not exceed 0.01% of the Fund’s average net assets. “Other Expenses” have been restated to reflect estimated expenses for the current fiscal year.
[9]	The Fund’s investment adviser, Amplify Investments LLC (the “Adviser”), has agreed to waive its management fee in an amount equal to the acquired fund fees and expenses related to any investment in Amplify Seymour Cannabis ETF. This arrangement will remain in effect until January 29, 2027, and prior to such date the Adviser may not terminate the arrangement without the approval of the Board of Trustees of the Trust.
[10]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.
[11]	Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year
[12]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.